Investments (Details) - Schedule of information regarding grapeheton - Grapheton, Inc [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments (Details) - Schedule of information regarding grapeheton [Line Items]
Current assets	$ 55,801	$ 110,472
Total assets	64.156	117,288
Current liabilities	3,017	11,052
Total liabilities		11,052
Total stockholders’ equity	61,140	106,236
Revenue		5,000
Operating expenses	(57,689)	(59,811)
Other expenses
Net loss	$ 57,689	$ 58,893